Summary of Significant Accounting Policies - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenues	$ 142,773,458	$ 51,544,511
USA [Member]
Disaggregation of Revenue [Line Items]
Total revenues	116,097,127	31,171,134
Other areas [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 26,676,331	$ 20,373,377